Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit for the year	€ 135,337,000	€ 102,487,000		€ 235,878,000	€ 149,217,000	€ (17,950,000)
Add back:
Income tax expense	14,582,000	6,011,000		(9,970,000)	429,000	333,000
Profit on disposal of assets	0	(3,093,000)		2,184,000	88,000	203,000
Change in fair value of warrant liability	(34,614,000)	0		(15,830,000)	0	0
Depreciation of property, plant and equipment	2,704,000	1,398,000		3,155,000	2,206,000	1,358,000
Bad debt				2,608,000	0	0
Waiver of loans				(2,339,000)	0	0
Gain on bargain purchase	0	(10,661,000)		(16,349,000)	(34,995,000)	(45,331,000)
Amortization of right-of-use assets				2,841,000	2,010,000	1,703,000
Amortization of intangible assets	26,087,000	39,360,000		77,564,000	51,191,000	27,399,000
Increase in provisions	257,000	1,895,000		3,425,000	5,200,000	17,519,000
Finance income	(665,000)	(688,000)		(1,312,000)	(257,000)	(158,000)
Finance expense	473,000	5,755,000		5,861,000	10,991,000	7,735,000
Unrealized foreign currency gain	(11,857,000)	(526,000)		101,000	(2,036,000)	(130,000)
Change in fair value of earnout liability	(194,936,000)	0
Foreign exchange on revaluation of warrants and earnouts	24,029,000	0
Share based payment expense	126,252,000	0
RSU expense	3,376,000	0
Depreciation of right-of-use assets	2,379,000	1,223,000
Changes in working capital:
Decrease in trade and other receivables	12,825,000	29,210,000		(19,192,000)	(30,940,000)	(204,000)
Decrease in trade and other payables	(46,028,000)	(26,733,000)		(36,970,000)	8,679,000	15,215,000
(Decrease)/increase in customer liabilities	(2,461,000)	3,335,000		6,251,000	5,304,000	(932,000)
Change in restricted cash	(7,621,000)	(9,087,000)		(7,336,000)	2,814,000	(2,238,000)
Decrease in provisions				(706,000)	(13,666,000)	(340,000)
Cash from operating activities	50,119,000	139,886,000		229,864,000	156,235,000	4,182,000
Dividends tax paid	(5,569,000)	0
Corporation tax rebates received	1,846,000	0		12,718,000	0	0
Corporation tax paid	(13,781,000)	(9,746,000)		(32,729,000)	(4,910,000)	(591,000)
Net cash flows from operating activities	32,615,000	130,140,000		209,853,000	151,325,000	3,591,000
Cash flows from investing activities
Cash received in interest	519,000	464,000		981,000	257,000	158,000
Acquisition of intangible assets	(12,762,000)	0		(23,606,000)	(10,142,000)	(50,000)
Acquisition of property, plant and equipment	(2,740,000)	(1,334,000)		(3,147,000)	(1,973,000)	(3,349,000)
Acquisition of businesses, net of cash acquired	0	5,151,000		19,813,000	29,835,000	37,155,000
Cash used in financial assets	0	(848,000)		(1,686,000)	0	0
Restricted cash guarantee	(41,448,000)	0		(40,795,000)	0	0
Receipts from loans receivable	18,485,000	0		37,183,000	0	15,742,000
Issuance of Related Party Loans Receivable				(640,000)	0	0
Issuance of loans receivable	(3,749,000)	(25,000)		(570,000)	(23,863,000)	0
Proceeds from/(cash used) in regulatory deposits				(5,693,000)	48,000	(19,000)
Receipt of repayment of loans and borrowings	0	34,449,000
Cash used in regulatory deposits	(538,000)	(5,650,000)
Net cash flows from/(used in) from investing activities	(42,233,000)	32,207,000		(18,160,000)	(5,838,000)	49,637,000
Cash flows from financing activities
Shares repurchased	(222,345,000)	(10,731,000)		(10,731,000)	0	0
Proceeds from shares issued net of transaction costs				3,072,000	6,221,000	0
Proceeds from interest-bearing loans and borrowings				0	7,142,000	14,610,000
Cash paid for deferred consideration	(13,200,000)	(2,089,000)		(4,050,000)	(66,027,000)	(20,284,000)
Repayment of interest-bearing loans and borrowings	(4,761,000)	(16,815,000)		(24,641,000)	(15,779,000)	0
Repayment of lease liabilities - interest	(468,000)	(205,000)		(532,000)	(707,000)	(484,000)
Repayment of lease liabilities - principal	(2,573,000)	(2,566,000)		(2,881,000)	(1,938,000)	(1,731,000)
Dividends paid				0	(10,000,000)	0
Proceeds from shares issued, net of transaction costs	170,632,000	3,570,000
Net cash flows used in financing activities	(72,715,000)	(28,836,000)		(39,763,000)	(81,088,000)	(7,889,000)
Increase in cash and cash equivalents	(82,333,000)	133,511,000		151,930,000	64,399,000	45,339,000
Cash and cash equivalents at beginning of the year	293,798,000	138,540,000		138,540,000	74,365,000	26,679,000
Effects of exchange rate fluctuations on cash held	8,555,000	(225,000)		3,328,000	(224,000)	2,347,000
Cash and cash equivalents at end of the year	220,020,000	€ 271,826,000	€ 293,798,000	293,798,000	€ 138,540,000	€ 74,365,000
Super Group (SGHC) Limited
Cash flows from operating activities
Profit for the year			(1,427,997)
Changes in working capital:
Increase in loans and borrowings from related party			665,745
Decrease in trade and other receivables			(47,128)
Decrease in trade and other payables			910,250
Net cash flows from operating activities			100,870
Cash flows from investing activities
Acquisition of intangible assets			(10,521)
Net cash flows from/(used in) from investing activities			(10,521)
Cash flows from financing activities
Shares repurchased	(222,300,000)
Prepaid transaction costs			(92,611)
Net cash flows used in financing activities			(92,611)
Increase in cash and cash equivalents			(2,262)
Cash and cash equivalents at beginning of the year	€ (2,262)		0
Cash and cash equivalents at end of the year			€ (2,262)	€ (2,262)